Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2023
Provisions for other liabilities and charges
Schedule of decommissioning and site restoration provision

	2023	2022	2021
	$'000	$'000	$'000

At January 1	85,016	71,941	53,266
Additions through business combinations (refer to note 31)	—	34,419	8,347
Net provision increases and remeasurements	(505)	(24,898)	7,212
Payments for tower and tower equipment decommissioning	(343)	(343)	(231)
Reversal of decommissioning through profit and loss	—	—	(2,671)
Unwinding of discount	9,156	7,084	4,644
Effects of movement in exchange rates	(6,916)	(3,187)	1,374
At December 31	86,408	85,016	71,941

Analysis of total decommissioning and site restoration provisions:
Non-current	86,131	84,533	71,598
Current	277	483	343
	86,408	85,016	71,941

Schedule of discount rate applied by each operating entity

		IHS	IHS Côte	IHS	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	South Africa	Rwanda	Brazilian	IHS Kuwait
Discount	entities	S.A.	S.A.	Limited	Proprietary Limited	Limited	entities	Limited
rates	%	%	%	%	%	%	%	%

2023	11.1	7.4	5.9	14.0	12.2	13.5	15.1	6.3
2022	11.1	5.5	8.0	9.1	11.1	16.0	16.4	3.4

Schedule of impact on accumulated losses of 1% shift in discount rate

	Increase/ (decrease)
	on accumulated losses
	2023	2022	2021
	$’000	$’000	$’000

Effect of 1% increase in discount rate	(2,562)	(2,066)	(1,571)
Effect of 1% decrease in discount rate	1,189	1,606	1,093